Revenues - Disclosure of revenue by geographical markets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	€ 174,659	€ 169,579	€ 153,713
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	53,610	48,593	32,964
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	30,125	32,321	28,193
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	17,468	18,374	13,503
France
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	14,668	7,220	5,866
Nordics
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	13,898	13,937	12,695
Other Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	13,877	9,056	9,335
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	12,644	19,489	20,266
Austria
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	9,473	15,897	14,583
Rest of World
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	€ 8,897	€ 4,691	€ 16,308